STOCK BASED COMPENSATION (Narrative) (Details) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2008	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pricing model used in calculation of grant-date fair value	Black-Scholes	Black-Scholes	Black-Scholes	Black-Scholes
Expected dividend yield		0.00%	0.00%	0.00%
Expected volatility, minimum		111.00%	77.00%	115.00%
Expected volatility, maximum		113.00%	217.00%	125.00%
Risk-free interest rate, minimum		0.94%	0.13%	0.82%
Risk-free interest rate, maximum		1.86%	2.26%	2.15%
Unrecognized compensation expense related to non-vested market-based share awards		$ 545,282	$ 829,247
Expected to be recognized		2 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life		5 years	2 years	3 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life		10 years	10 years	5 years